Expense Example, No Redemption - Nuveen Tennessee Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 507
Expense Example, No Redemption, 3 Years	692
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	1,470
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,724
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	$ 1,998